Document And Entity Information	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2026
Entity Registrant Name	GTJ REIT, INC.
Entity Central Index Key	0001368757
Entity Emerging Growth Company	false
Entity File Number	333-136110
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-5188065
Entity Address, Address Line One	1399 Franklin Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Garden City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11530
City Area Code	(516)
Local Phone Number	693-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE